Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
AllianzIM U.S. Equity Buffer10 Jun ETF
Prospectus [Line Items]
Annual Return [Percent]	12.34%	16.18%
AllianzIM U.S. Equity Buffer20 Jun ETF
Prospectus [Line Items]
Annual Return [Percent]	11.02%	11.28%
AllianzIM U.S. Equity 6 Month Buffer10 Jun/Dec ETF
Prospectus [Line Items]
Annual Return [Percent]	8.75%
AllianzIM U.S. Equity Buffer15 Uncapped Jun ETF
Prospectus [Line Items]
Annual Return [Percent]	11.34%